Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
9.
INTANGIBLE ASSETS, NET

Intangible assets and the related accumulated amortization were summarized as follows:

	As of December 31, 2025
	Gross Carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB	US$
Online game licenses	143,908	(95,308)	(48,600)	—	—
Technology	369,658	(298,281)	(59,874)	11,503	1,645
Customer relationship	66,472	(45,176)	—	21,296	3,045
User base	48,419	(48,419)	—	—	—
Trademarks	27,656	(5,749)	(945)	20,962	2,998
Domain names	5,455	(5,147)	—	308	44
Non-compete agreements	1,610	(1,610)	—	—	—
Total	663,178	(499,690)	(109,419)	54,069	7,732

	As of December 31, 2024
	Gross Carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB
Online game licenses	146,403	(97,095)	(49,308)	—
Technology	369,214	(174,142)	(18,477)	176,595
Customer relationship	43,263	(43,263)	—	—
User base	49,511	(49,511)	—	—
Trademarks	17,967	(3,243)	(945)	13,779
Domain names	5,315	(5,024)	—	291
Non-compete agreements	1,610	(1,610)	—	—
Total	633,283	(373,888)	(68,730)	190,665

The impairment recognized on intangible assets were RMB412, nil and RMB41,563 (US$5,943) for the years ended December 31, 2023, 2024 and 2025, respectively. Amortization expense of intangible assets for the years ended December 31, 2023, 2024 and 2025 were RMB7,420, RMB29,413 and RMB135,785 (US$19,417), respectively. The increase in amortization expense and impairment loss for the year ended December 31, 2025 were primarily due to the rapid evolution of AI and robotics technologies in the industry, which shortened the expected period of use and reduced the expected future economic benefits of certain technology-related intangible assets. The revision of estimated useful lives was accounted for as a change in accounting estimate on a prospective basis in accordance with ASC 250. As the affected intangible assets have been fully amortized or impaired, there is no impact on amortization expense in future periods.

Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years and thereafter is as follows:

	For the year ending December 31,
	RMB	US$
2026	12,159	1,739
2027	11,389	1,629
2028	11,040	1,579
2029	9,591	1,371
2030	3,588	513
Thereafter	6,302	901
Total	54,069	7,732